6. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Commitments And Contingencies Details Narrative
Rent expense	$ 2,404	$ 2,411